Operating leases and other commitment (Tables)	3 Months Ended
Mar. 31, 2022
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Accumulated amortization	(55,499)
Balances as of March 31, 2022	$328,470

(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	-
Accumulated amortization	(55,606)
Balances as of March 31, 2021	$366,691

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(58,520)
Other	5,962
Balances as of March 31, 2022	$338,901
Lease liability due within one year	$231,231
Lease liability long term	$107,670
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	-
Repayments of lease liability	(59,889)
Other	5,279
Balances as of March 31, 2021	$371,010
Lease liability due within one year	$168,197
Lease liability long term	$202,813